Offerings - Offering: 1	Apr. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	51,000,000
Proposed Maximum Offering Price per Unit	0.2302
Maximum Aggregate Offering Price	$ 11,740,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,621.32
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The amount registered consists of shares of the Registrant's common stock that may be offered and sold by the selling securityholder.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Stock Market LLC on April 22, 2026, in accordance with Rule 457(c) of the Securities Act.